Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash flows from operating activities
Net loss	€ (4,038,506)	€ (4,886,230)	€ (6,759,225)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange adjustment		(9,716)	9,716
Depreciation expense	22,132		21,143
Retirement benefit obligation	31,713		40,486
Share-based compensation	232,768		415,433
Net gain (loss) on purchase of marketable securities			(9,517)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	817,258		(377,721)
Other non-current assets	622,890		(502,229)
Accounts payable	110,871		(692,780)
Accounts payable - related party	18,874		(21,768)
Accrued expenses	106,915		245,976
Accrued expenses - related party	(162,710)		143,174
Other current liabilities	186,234		(86,603)
Other non-current liabilities	(6,613)		(6,214)
Net cash used in operating activities	(2,058,174)		(7,580,129)
Cash flows from investing activities
Purchases of marketable securities	(8,998,556)		(9,989,030)
Proceeds from maturities of marketable securities	13,300,341
Purchases of fixed assets	(1,869)		(12,437)
Net cash (used in) provided by investing activities	4,299,916		(10,001,467)
Cash flows from financing activities
Proceeds from ATM program	270,885
Net cash provided by financing activities	270,885
Effect of exchange rate changes	(16,081)
Net increase (decrease) in cash and cash equivalents	2,496,546		(17,581,596)
Cash and cash equivalents at beginning of period	3,691,420	12,213,260	29,794,856
Cash and cash equivalents at end of period	€ 6,187,966	€ 3,691,420	€ 12,213,260